Fair Value of Financial Instruments - Summary of Changes in Accrued License Fees and Debt Conversion Feature Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accrued License Fees [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 19,865,863
Additions		$ 21,687,576
Adjustments resulting from changes in fair value recognized in earnings	9,381,848	(1,821,713)
Issuance of shares of common stock	(29,247,711)
Ending balance		19,865,863
Debt Conversion Feature Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,449,211	71,655
Additions		1,768,319
Adjustments resulting from changes in fair value recognized in earnings	1,043,478	(390,763)
Issuance of shares of common stock	(121,786)
Ending balance	$ 2,370,903	$ 1,449,211